Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT:
Property, plant and equipment are comprised of the following:

	2016
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$22.9	$12.0	$10.9
Buildings including improvements	322.0	181.9	140.1
Machinery and equipment	718.7	567.0	151.7
	$1,063.6	$760.9	$302.7

	2017
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$23.1	$12.0	$11.1
Buildings including improvements	344.0	202.4	141.6
Machinery and equipment	745.5	574.3	171.2
	$1,112.6	$788.7	$323.9

The following table details the changes to the net book value of property, plant and equipment for the years indicated:

	Land	Buildings including Improvements	Machinery and Equipment	Total
Balance — January 1, 2016	$10.7	$141.7	$162.2	$314.6
Additions	—	21.5	55.7	77.2
Acquisitions through business combinations (note 3)	—	—	1.1	1.1
Depreciation	—	(19.9)	(46.3)	(66.2)
Write down of assets and other disposals (i)	—	(3.4)	(20.3)	(23.7)
Foreign exchange and other	0.2	0.2	(0.7)	(0.3)
Balance — December 31, 2016 (ii)	10.9	140.1	151.7	302.7
Additions	—	22.8	72.1	94.9
Depreciation	—	(21.3)	(46.3)	(67.6)
Write down of assets and other disposals (i)	—	(0.2)	(5.3)	(5.5)
Foreign exchange and other	0.2	0.2	(1.0)	(0.6)
Balance — December 31, 2017 (ii)	$11.1	$141.6	$171.2	$323.9

(i)
Includes $4.8 of solar panel manufacturing equipment that we reclassified as assets held for sale during 2017. See note 7. In 2016, we recorded impairment losses of $21.2 primarily to write-down solar panel manufacturing equipment. See note 16(a).

(ii)
The net book value of property, plant and equipment at December 31, 2017 included $7.3 (December 31, 2016 — $8.2) of assets under finance leases. See note 24 for the future minimum lease payments under these finance leases.

In the fourth quarter of each year, we perform our annual impairment assessment of goodwill, intangible assets and property, plant and equipment (Annual Impairment Assessment). With respect to our 2016 and 2017 Annual Impairment Assessments, we determined that, other than the write down of our solar panel manufacturing equipment in each year, discussed in notes 4 and 16(a) (recorded through restructuring charges) there was no impairment, as the recoverable amount of our assets and CGUs exceeded their respective carrying values. See (i) above and notes 16(a) and 16(b).
On July 23, 2015, we entered into an agreement of purchase and sale to sell our real property located in Toronto, Ontario, which includes the site of our corporate headquarters and our Toronto manufacturing operations. Upon execution of this agreement, the purchaser paid us a cash deposit of $15 million Canadian dollars ($11.2 at the then-prevailing exchange rate). Also see notes 16(d) and 18.